Additional disclosures	12 Months Ended
Dec. 31, 2020
Parent Company Financial Statements And Preference Shares And Preferred Securities [Abstract]
Additional Disclosures
54. Additional disclosures
This note includes relevant information about additional disclosure requirements.
54.1 Parent company financial statements
Following are the summarised balance sheets of Banco Santander, S.A. as of December 31, 2020, 2019 and 2018

CONDENSED BALANCE SHEETS (Parent company only)	31 December 2020	31 December 2019	31 December 2018
	(Millions of Euros)
Assets
Cash and due from banks	112,114	85,922	105,660
Of which:
To bank subsidiaries	14,519	13,875	16,339
Trading account assets	81,433	86,583	70,825
Investment securities	29,477	44,020	61,064
Of which:
To bank subsidiaries	13,603	9,504	11,084
To non-bank subsidiaries	3,399	3,450	4,581
Net Loans and leases	295,739	276,330	263,142
Of which:
To non-bank subsidiaries	27,555	28,690	26,505
Investment in affiliated companies	84,890	87,330	81,734
Of which:
To bank subsidiaries	60,186	59,364	69,118
To non-bank subsidiaries	24,703	27,966	12,616
Premises and equipment, net	6,680	7,131	2,410
Other assets	19,036	22,600	23,541
Total assets	629,369	609,916	608,376

Liabilities
Deposits	383,135	345,975	350,786
Of which:
To bank subsidiaries	17,045	14,705	18,526
To non-bank subsidiaries	19,949	15,518	13,655
Short-term debt	14,513	20,547	30,883
Long-term debt	83,981	83,906	75,600
Total debt	98,494	104,453	106,483
Of which:
To bank subsidiaries	617	—	2,874
To non-bank subsidiaries	661	1,667	998
Other liabilities	82,803	89,265	82,340
Total liabilities	564,432	539,693	539,609

Stockholders' equity
Capital stock	8,670	8,309	8,118
Retained earnings and other reserves	56,267	61,914	60,649
Total stockholders' equity	64,937	70,223	68,767

Total liabilities and Stockholders’ Equity	629,369	609,916	608,376
In the financial statements of the Parent Company, investments in subsidiaries, jointly controlled entities and associates are recorded at cost.
Following are the condensed statements of income of Banco Santander, S.A. for the years ended December 31, 2020, 2019 and 2018.

	Year ended
CONDENSED STATEMENTS OF INCOME (Parent company only)	31 December 2020	31 December 2019	31 December 2018
	(Millions of Euros)
Interest income
Interest from earning assets	6,853	8,009	7,660
Dividends from affiliated companies	5,316	5,959	3,872
Of which:
From bank subsidiaries	1,810	3,019	2,874
From non-bank subsidiaries	3,506	2,940	998
	12,169	13,968	11,532
Interest expense	(3,160)	(4,108)	(3,861)
Interest income / (Charges)	9,009	9,860	7,671
Provision for credit losses	(2,558)	(1,246)	(686)
Interest income / (Charges) after provision for credit losses	6,451	8,614	6,985
Non-interest income:	5,322	4,132	3,972
Non-interest expense:	(14,020)	(9,168)	(7,573)
Income before income taxes	(2,247)	3,578	3,384
Income tax expense	(1,310)	(48)	(83)
Net income	(3,557)	3,530	3,301
Following are the condensed statement of comprehensive income of Banco Santander, S.A. for the years ended December 31, 2020, 2019 and 2018:

	Year ended
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Parent company only)	31 December 2020	31 December 2019	31 December 2018
	(Millions of Euros)
NET INCOME	(3,557)	3,530	3,301
OTHER COMPREHENSIVE INCOME	(1,221)	119	(410)
Items that may be reclassified subsequently to profit or loss	(363)	421	(348)
Hedging instruments (items not designated)	—	—	—
Revaluation gains (losses)	—	—	—
Amounts transferred to income statement	—	—	—
Other reclassifications	—	—	—
Debt instruments at fair value with changes in other comprehensive income	(316)	723	(634)
Revaluation gains (losses)	244	697	(135)
Amounts transferred to income statement	(560)	(592)	(499)
Other reclassifications	—	618	—
Cash flow hedges:	(206)	(117)	137
Revaluation gains/(losses)	(239)	(205)	153
Amounts transferred to income statement	33	88	(16)
Amounts transferred to initial carrying amount of hedged items	—	—	—
Other reclassifications	—	—	—
Hedges of net investments in foreign operations:	—	—	—
Exchange differences	—	—	—
Non-current assets held for sale	—	—	—
Income tax	159	(185)	149
Items that will not be reclassified to profit or loss:	(858)	(302)	(62)
Actuarial gains/(losses) on pension plans	(77)	(327)	43
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	—	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(796)	(135)	(78)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	—	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	4	44	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(4)	(44)	—
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	4	2	—
Income tax relating to items that will not be reclassified	11	158	(27)
TOTAL COMPREHENSIVE INCOME	(4,778)	3,649	2,891
Following are the condensed cash flow statements of Banco Santander, S.A. for the years ended December 31, 2020, 2019 and 2018.

	Year ended
CONDENSED CASH FLOW STATEMENTS (Parent company only)	31 December 2020	31 December 2019	31 December 2018
	(Millions of Euros)
1. Cash flows from operating activities
Consolidated profit	(3,557)	3,530	3,301
Adjustments to profit	12,938	2,206	11,576
Net increase/decrease in operating assets	7,513	(13,370)	(17,566)
Net increase/decrease in operating liabilities	21,199	45	13,411
Reimbursements/payments of income tax	(251)	743	(279)
Total net cash flows from operating activities (1)	37,842	(6,846)	10,443

2. Cash flows from investing activities
Investments (-)	(8,001)	(7,094)	(1,472)
Divestments (+)	4,738	1,952	10,197
Total net cash flows from investment activities (2)	(3,263)	(5,142)	8,725

3. Cash flows from financing activities
Issuance of own equity instruments	—	—	—
Disposal of own equity instruments	615	829	805
Acquisition of own equity instruments	(615)	(829)	(816)
Issuance of debt securities	3,722	1,056	2,750
Redemption of debt securities	(2,348)	(4,578)	(827)
Dividends paid	—	(3,773)	(3,118)
Issuance/Redemption of equity instruments	—	—	—
Other collections/payments related to financing activities	(287)	(382)	(2)
Total net cash flows from financing activities (3)	1,087	(7,677)	(1,208)

4. Effect of exchange rate changes on cash and cash equivalents (4)	(576)	205	237

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	35,090	(19,460)	18,197
Cash and cash equivalents at beginning of period	32,471	51,931	33,734
Cash and cash equivalents at end of period	67,561	32,471	51,931
54.2 Preference Shares and Preferred Securities
The following table shows the balance of the preference shares and preferred securities as of December 31, 2020 2019 and 2018

	2020	2019	2018
	(Millions of Euros)
Preference shares	196	321	345
Preferred securities	7,425	7,709	9,717
Total at period-end	7,621	8,030	10,063
Both Preference Shares and Preferred Securities are recorded under the “Financial liabilities at amortized cost - Subordinated Liabilities” caption in the consolidated balance sheet as of December 31, 2020, 2019 and 2018.
Preference Shares include the financial instruments issued by the consolidated companies which, although equity for legal purposes, do not meet the requirements for classification as equity in the financial statements. These shares do not carry any voting rights and are non-cumulative.
Preference shares include non-cumulative preferred non-voting shares issued by Santander UK plc.
Preferred securities include non-cumulative preferred non-voting securities issued by Banco Santander, S.A.
For the purposes of payment priority, preferred securities are junior to all general creditors and to subordinated deposits. The payment of dividends on these securities, which have no voting rights, is conditional upon the obtainment of sufficient distributable profit and upon the limits imposed by Spanish banking regulations on equity.
Preference shares and preferred securities are perpetual securities and there is no obligation that requires the Group to redeem them. All securities have been fully subscribed by third parties outside the Group. In the consolidated balance sheets, these securities are shown net of any temporary transactions relating to liquidity guarantees.

Santander Finance Preferred, S.A. (Unipersonal)- issuer of registered securities guaranteed by Banco Santander, S.A. until November 2017, merged in that date with Banco Santander, S.A.
For further information, see note 23.c.

	Outstanding at 31 December 2020
Preference Shares Issuer/Date of issue	Currency	Amount in currency (million)	Interest rate	Redemption Option (A)

Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%	No option

	Outstanding at 31 December 2020
Preferred Securities Issuer/Date of issue	Currency	Amount in currency (million)	Interest rate		Maturity date

Banco Santander, S.A.
Banco Santander, S.A., September 2014	Euro	1,500.0	6.250%	(B)	Perpetuity
Banco Santander, S.A., April 2017	Euro	750.0	6.750%	(C)	Perpetuity
Banco Santander, S.A., September 2017	Euro	1,000.0	5.250%	(D)	Perpetuity
Banco Santander, S.A., March 2018	Euro	1,500.0	4.750%	(E)	Perpetuity
Banco Santander, S.A., February 2019	US Dollar	1,200.0	7.500%	(F)	Perpetuity
Banco Santander, S.A., January 2020	Euro	1,500.0	4.375%	(G)	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	144.0	€CMS 10 +0.05% subject to a maximum distribution of 8% per annum		Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), July 2007	Pounds Sterling	4.9	7.010%		Perpetuity
A. From these dates the issuer can redeem the shares, subject to prior authorization by the national supervisor.
B. Payment is subject to certain conditions and to the discretion of the Bank. The 6.25% interest rate is set for the first seven years . After that, it will be reviewed by applying a margin of 564 basis points on the 5-year Mid-Swap Rate.
C. Payment is subject to certain conditions and to the discretion of the Bank. The 6.75% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 680.3 basis points on the 5-year Mid-Swap Rate.
D. Payment is subject to certain conditions and to the discretion of the Bank. The 5.25% interest rate is set for the first six years. After that, it will be reviewed by applying a margin of 499.9 basis points on the 5-year Mid-Swap Rate.
E. Payment is subject to certain conditions and to the discretion of the Bank. The 4.75% interest rate is set for the first seven years. After that, it will be reviewed by applying a margin of 409.7 basis points on the Mid-Swap Rate.
F. Payment is subject to certain conditions and to the discretion of the Bank. The 7.50% interest rate is set for the first seven years. After that, it will be reviewed every 5 years by applying a margin of 489.9 basis point on the Mid-Swap Rate.
    G. Payment is subject to certain conditions and to the discretion of the Bank. The 4.375% interest rate is set for the first six years. After that, it will be reviewed every 5 years by applying a margin of 453.4 basis point on the 5-year Mid-Swap Rate.